Vanguard Global ESG Select Stock Fund Investment Risks - Retail Prospectus [Member] - Vanguard Global ESG Select Stock Fund	Jan. 31, 2025
Stock Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund’s investments in foreign stocks can be riskier than U.S. stock investments. Foreign stocks may be more volatile and less liquid than U.S. stocks. The prices of foreign stocks and the prices of U.S. stocks may move in opposite directions.
Country Regional Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.
Asset Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Asset concentration risk, which is the chance that, because the Fund tends to invest a high percentage of assets in its ten largest holdings, the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks.
ESG Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• ESG investing risks. The Fund is subject to ESG investing risks. The Fund’s advisor selects securities for the Fund based on the ESG criteria disclosed in the Fund’s principal investment strategies. Using ESG criteria could result in the Fund investing in securities that trail the returns of other funds that use ESG criteria or in the Fund underperforming the market as a whole. Interpretations of what it means for a company or issuer to exhibit ESG characteristics can – and do – vary significantly across individuals, index providers, advisors, and other funds that use ESG criteria. As a result, the Fund’s disclosed ESG criteria, or the advisor’s assessment of whether or not a company or issuer meets the Fund’s disclosed ESG criteria, may not align with your personal view of what it means for a company or issuer to exhibit ESG characteristics. Further, individual securities held by the Fund may not reflect your personal preferences, beliefs, expectations, and/or values.In order to assess a company or issuer against the Fund’s disclosed ESG criteria, the advisor depends on the availability of data obtained through voluntary or third-party reporting. There can be no assurance that this data will be accurate, complete, or current, which could result in an inaccurate assessment of a company or issuer.
Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund could lose money over short or long periods of time.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.